Other accounts receivable, net	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable Net
Other accounts receivable, net

8. Other accounts receivable, net

An analysis of other accounts receivable as of December 31, 2024 and 2023 is detailed below:

	2024		2023
Current:
Credit cards	US$	34,756	US$	59,675
Benefits from suppliers		22,640		11,174
Affinity credit card		5,460		4,230
Cargo clients		4,453		4,633
Other accounts receivable		3,979		4,652
Insurance in recovery process		2,349		—
Other points of sales		946		1,014
Airport services		800		473
Travel agencies and insurance commissions		599		3,493
Employees		562		777
Marketing services		119		—
		76,663		90,121
Allowance for expected credit losses		(628)		(877)
	US$	76,035	US$	89,244

Accounts receivable has the following aging:

Days	2024 Impaired		2024 Not impaired		Total 2024		2023 Impaired		2023 Not impaired		Total 2023
0–30	US$	459	US$	57,657	US$	58,116	US$	677	US$	73,923	US$	74,600
31–60		—		6,030		6,030		—		10,628		10,628
61–90		—		5,861		5,861		—		435		435
91-120		169		6,487		6,656		200		4,258		4,458
	US$	628	US$	76,035	US$	76,663	US$	877	US$	89,244	US$	90,121

The movement in the allowance for expected credit losses from December 31, 2022 to December 31, 2024 is as follows:

Balance as of December 31, 2022	US$	(809)
Write-offs		1,262
Increase in allowance		(1,330)
Balance as of December 31, 2023		(877)
Write-offs		1,067
Increase in allowance		(818)
Balance as of December 31, 2024	US$	(628)

The allowance for expected credit losses on accounts receivable is established in accordance with the approach disclosed at Note 1f) ii).